Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

12.Income Taxes

Antigua and Barbuda

Under the current laws of Antigua and Barbuda, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Antigua and Barbuda withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, Sinovac Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%.The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for Sinovac Beijing.  Sinovac Beijing, being reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2014 for a period of 3 years, is subject to a preferential income tax rate of 15% from 2014 to 2016.

The Company’s income (loss) before income tax consists of:

	For the year ended December 31,
	2014	2013	2012

Non-PRC	$(1,336)	$(65)	$(527)
PRC	2,458	8,210	(19,106)
Total	$1,122	$8,145	$(19,633)

Income taxes are attributed to the operations in China and consist of:

	For the year ended December 31,
	2014	2013	2012

Current	$(1,620)	$—	$867
Deferred	162	2,225	17
Total income tax benefit (expense)	$(1,458)	$2,225	$884

The following is a reconciliation of the Company’s total income tax benefit (expense) to the amount computed by applying the PRC statutory income tax rate of 25% to its income (loss) before income taxes for the years ended December 31, 2014, 2013 and 2012:

	For the year ended December 31,
	2014	2013	2012
Income (loss) before income tax expense and non-controlling interests	$1,122	$8,145	$(19,633)
Income tax (expense) benefit at the PRC statutory rate	(281)	(2,036)	4,909
International tax rate differential	(334)	(16)	(40)
Change in unrecognized tax benefits	(282)	(25)	147
Other adjustments	(79)	228	59
Permanent differences	362	412	904
Effect of preferential tax treatment	901	1,573	(648)
Change in valuation allowance	(1,639)	2,089	(5,314)
Effect of PRC withholding tax	(106)	—	867
Income tax benefit (expense)	$(1,458)	$2,225	$884

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2014	2013
Accrued expenses	$2,413	$1,982
Inventories	388	729
Prepaid expenses and deposits	(6)	—
Deferred government grants	12	—
Tax losses carried forward	—	485
Less: valuation allowance	(541)	(594)
Deferred tax assets, current portion	$2,266	$2,602

Fixed assets	1,493	576
Deferred government grants	428	—
Tax losses carried forward	10,805	10,060
Less: valuation allowance	$(12,211)	$(10,519)
Deferred tax assets,non-current portion	$515	$117

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Company considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, the Company provided valuation allowance of $12,752 as of December 31, 2014 ( December 31, 2013 -  $11,113).

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carry forward period available under applicable tax law.

Tax losses of the Company’s PRC subsidiaries in the amount of $43,221 (RMB 262 million) as of December 31, 2014 and will expire from 2015 to 2019.

As of December 31, 2014, the Company has not recognized any deferred tax liability on Sinovac Beijing’s undistributed earnings of approximately $5,420, in view of the Company’s permanent reinvestment plan. The Company would be subject to PRC withholding income taxes at 5% or 10%, depending on the availability of treaty benefit between China and Hong Kong, upon the distribution of such profits outside of China. As of December 31, 2014, the amount of unrecognized deferred tax liability ranges from $271 to $542.

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2014	2013	2012
Balance at January 1	$370	$345	$198
Additions for tax positions of the current year	168	25	147
Lapse of statute of limitations	(56)	—	—
Balance at December 31	$482	$370	$345

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as part of its income tax expenses. The Company did not record any interest and penalties as of December 31, 2014 (December 31, 2013 - $nil, December 31, 2012 - $nil).The PRC tax law provides statute of limitations ranging from 3 to 10 years. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by tax authorities for the tax years beginning in 2004.

As of December 31, 2014, the Company had unrecognized tax benefits of approximately $482 (December 31, 2013 - $370, December 31, 2012 - $345) and such balance was included in “other non-current liabilities”. All of the unrecognized tax benefits would affect the effective tax rate if recognized. In February 2015, a local taxing authority initiated a tax audit on one of the Company’s PRC subsidiaries for the year ended December 31, 2013. The local taxing authority raised some queries on the deductibility of certain expenses of the concerned subsidiary and management was in the process of clarifying the natures of those expenses and hence their tax deductibility with the taxing authority. The potential tax exposures for 2013 and 2012 were $208 and $153, respectively. No unrecognized tax benefits were accrued on these potential tax exposures before as management considered it was more likely than not that these expenses were income tax deductible. The reasonable possible change on the Company’s unrecognized tax benefits in the next 12 months ranges from $nil to $361.